Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Critical accounting judgements and key sources of estimation uncertainty

3. Critical accounting judgements and key sources of estimation uncertainty
In preparing the financial statements, management is required to make judgements about when or how items should be
recognised in the financial statements and estimates and
assumptions that affect the amounts of assets, liabilities,
revenue and expenses reported in the financial statements.
Actual amounts and results could differ from those estimates.
The following are considered to be the critical accounting
judgements and key sources of estimation uncertainty.
Turnover
Reported Group turnover for 2025 was £32,667 million (2024:
£31,376 million).
Estimate
Gross turnover is reduced by rebates, discounts, allowances
and product returns given or expected to be given, which vary by product arrangements and buying groups. These
arrangements with purchasing organisations are dependent
upon the submission of claims some time after the initial
recognition of the sale. Accruals are made at the time of sale for the estimated rebates, discounts or allowances payable or returns to be made, based on available market information and historical experience.
Sales of pharmaceutical and vaccine products in the US have
complex arrangements for rebates, discounts and allowances.
Turnover of Commercial Operations products in the US for
2025 of £16,859 million (2024: £16,384 million) was after
recording deductions of £15,427 million (2024: £14,100 million)
for rebates, allowances, returns and other discounts. At
31 December 2025, the total accrual amounted to £4,891
million (2024: £5,235 million). Due to the nature of these
accruals it is not practicable to give meaningful sensitivity estimates due to the large volume of variables that contribute to the overall rebates, chargebacks, returns and other revenue accruals.
As there can be significant variability in final outcomes, the
Group applies a constraint when measuring the variable
element within revenue, so that revenue is recognised at a
suitably cautious amount. The objective of the constraint is to ensure that it is highly probable that a significant reversal of revenue will not occur when the uncertainties are resolved. The constraint is applied by making suitably cautious estimates of the inputs and assumptions used in estimating the variable
consideration. Because the amounts are estimated they may
not fully reflect the final outcome, and the amounts are subject to change dependent upon, amongst other things, the types of buying group and product sales mix. The constraints applied
in recognising revenue mean that the risk of a material
downward adjustment to revenue in the next financial year is low.
The level of accrual for rebates and returns is reviewed and adjusted regularly in the light of contractual and legal
obligations, historical trends, past experience and projected market conditions. Market conditions are evaluated using
wholesaler and other third-party analyses, market research
data and internally generated information. It is reasonably
possible that there could be a significant adjustment within the next 12 months to recognise additional revenue, if actual
outcomes are better than the cautious constrained estimates.
Revenue is not recognised in full until it is highly probable that a significant reversal in the amount of cumulative revenue
recognised will not occur. The amount of turnover recognised in the year from performance obligations satisfied in previous periods is set out in Note 6, ‘Turnover and segment
information’, and is an indication of the level of sensitivity in the estimate.
Future events could cause the assumptions on which the
accruals are based to change, which could materially affect
the future results of the Group.
Taxation
The tax charge for the year was £1,112 million (2024: £526
million). At 31 December 2025, current tax payable was £498
million (2024: £703 million), and current tax recoverable was
£288 million (2024: £489 million).
Judgement and estimate
The Group has open tax issues with a number of revenue
authorities. Management makes a judgement of whether there
is sufficient information to be able to make a reliable estimate of the outcome of the dispute. If insufficient information is available, no provision is made.
If sufficient information is available, in estimating a potential tax liability GSK applies a risk-based approach which takes into account, as appropriate, the probability that the Group would be able to obtain compensatory adjustments under
international tax treaties. These estimates take into account the specific circumstances of each dispute and relevant external advice, are inherently judgemental and could change
substantially over time as each dispute progresses and new
facts emerge.
At 31 December 2025, the Group had recognised provisions
of £649 million in respect of uncertain tax positions (2024:
£636 million). Due to the number of uncertain tax positions
held and the number of jurisdictions to which these relate, it is not practicable to give meaningful sensitivity estimates. No uncertain tax position is individually material to the Group.
Factors affecting the tax charge in future years are set out in
Note 14, ‘Taxation’. GSK continues to believe that it has made adequate provision for the liabilities likely to arise from open assessments. Where open issues exist, the ultimate liability for such matters may vary from the amounts provided and is
dependent upon the outcome of negotiations with the relevant tax authorities or, if necessary, litigation proceedings.
Legal and other disputes
Legal costs for the year were £192 million (2024: £1,964
million).
At 31 December 2025 provisions for legal and other disputes
amounted to £210 million (2024: £1,446 million).
Judgement
Management makes a judgement of whether there is sufficient
information to be able to make a reliable estimate of the likely outcome of the dispute and the legal and other expenses
arising from claims against the Group. If insufficient information is available, no provision is made and disclosure of the claim is given.
The estimated provisions take into account the specific
circumstances of each dispute and relevant external advice,
are inherently judgemental and could change substantially
over time as each dispute progresses and new facts emerge.
Details of the status and various uncertainties involved in the significant unresolved disputes are set out in Note 46, ‘Legal proceedings’.
The company’s Directors, having taken legal advice, have
established provisions after taking into account the relevant facts and circumstances of each matter and in accordance
with accounting requirements. In respect of product liability claims related to certain products, there is sufficient history of claims made and settlements to enable management to make
a reliable estimate of the provision required to cover
unasserted claims.
The Group may become involved in legal proceedings, in
respect of which it is not possible to meaningfully assess
whether the outcome will result in a probable outflow, or to quantify or reliably estimate the liability. In these cases, appropriate disclosure about such cases would be provided,
but no provision would be made and no contingent liability can be quantified.
The ultimate liability for legal claims may vary from the
amounts provided and is dependent upon the outcome of
litigation proceedings, investigations and possible settlement negotiations. The position could change over time and,
therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions reported in the Group’s financial
statements by a material amount.
Contingent consideration
The 2025 income statement charge for contingent
consideration was £556 million (2024: £1,762 million).
At 31 December 2025, the liability for contingent consideration amounted to £6,733 million (2024: £7,280 million). Of this
amount, £5,433 million (2024: £6,061 million) related to the acquisition of the former Shionogi-ViiV Healthcare joint venture in 2012.
Estimate
Any contingent consideration included in the consideration
payable for a business combination is recorded at fair value at the date of acquisition. These fair values are generally based on risk-adjusted future cash flows discounted using
appropriate post-tax discount rates. The fair values are
reviewed on a regular basis, and any changes are reflected in the income statement. The key sources of estimation
uncertainty are sales forecasts and discount rate. Refer to
Note 32, ‘Contingent consideration liabilities’ for further
information and sensitivity analysis.
Pensions and other post-employment
benefits
Judgement
Where a surplus on a defined benefit scheme arises, or there is potential for a surplus to arise from committed future
contributions, the rights of the Trustees to prevent the Group obtaining a refund of that surplus in the future are considered in determining whether it is necessary to restrict the amount of the surplus that is recognised. Three UK schemes are in
surplus (2024: three), with a combined surplus of £848 million at 31 December 2025 (2024: £725 million). There are further
recognised pension surpluses totalling £267 million spread
across six countries (2024: £173 million across five countries).
GSK has made the judgement that these amounts would be
recoverable.
Estimate
The costs of providing pensions and other post-employment
benefits are assessed on the basis of assumptions selected by management. These assumptions include future earnings and
pension increases, discount rates, expected long-term rates of return on assets and mortality rates. The key source of
estimation uncertainty is the discount rate. Refer to Note 30,
‘Pensions and other post-employment benefits’ for further
information and sensitivity analysis.
Impairment of intangible assets
The Group's intangible assets primarily comprise acquired
licences, patents, amortised brands, and product
development costs. At 31 December 2025, these assets have
a carrying amount of £16,141 million (2024: £14,936 million).
Intangible assets are tested for impairment when indicators of impairment arise, or annually where the asset is not yet in use.
Estimate
The recoverable amount of intangible assets is determined as the higher of their fair value less costs of disposal and their value in use. Given the inherent uncertainty in pharmaceutical development and commercialisation, there is significant
estimation involved in determining the recoverable amount of intangible assets. The value in use is estimated using
discounted cash flow models, which require estimates such as future sales forecasts, discount rates, probability of technical and regulatory success (PTRS) and the results from research
and development activities. The key sources of estimation
uncertainty are sales forecasts and PTRS. The key sources of estimation uncertainty are in relation to the portfolio of
intangible assets as a whole and based on the number of
assets held and the different assumptions for each asset, it is not practicable to give a meaningful sensitivity analysis.